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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended December 31, 2006

               (Please read instructions before preparing form.)

If amended report check here: [_]

Stephen W. Kidder
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Hemenway & Barnes       60 State Street      Boston,      MA           02109
Business Address        (Street)             (City)       (State)      (Zip)

(617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION

  Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
                        Form and that the submission of
  any amendment represents that all unamended items, statements and schedules remain true, correct and
                       complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of February, 2007.

                                                  /s/ Stephen W. Kidder
                                                  -----------------------------
                                                  (Name of Institutional
                                                  Investment Manager)

                                                  -----------------------------
                                                  (Manual Signature of Person
                                                  Duly Authorized
                                                  to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                       13F File No.:          Name:           13F File No.:
-----                       -------------      --------------      -------------
1. Brian C. Broderick         28-11136         6.___________        ___________
2. Michael B. Elefante        28-06281         7.___________        ___________
3. Timothy F. Fidgeon         28-06169         8.___________        ___________
4. Michael J. Puzo            28-06165         9.___________        ___________
5. Kurt F. Somerville         28-10379         10.___________       ___________

*   Refers to manager number on attached detail in Item 7.

AS OF DECEMBER 31, 2006  FORM 13F  SEC FILE # STEPHEN W KIDDER\28-11134

                                                                  ITEM 5:
                                            ITEM 3:    ITEM 4:   SHARES OR   ITEM 6:
ITEM 1:                        ITEM 2:       CUSIP   FAIR MARKET PRINCIPAL INVESTMENT  ITEM 7:      ITEM 8:
NAME OF ISSUER              TITLE OF CLASS  NUMBER      VALUE     AMOUNT   DISCRETION  MANAGERS VOTING AUTHORITY
--------------              -------------- --------- ----------- --------- ----------- -------- ----------------
                                                                           (A) (B) (C)          (A)   (B)   (C)
                                                                                                SOLE SHARED NONE
A F L A C INC               COMMON STOCK   001055102    285430      6205           XX                  6205
ABBOTT LABS                 COMMON STOCK   002824100    410138      8420           XX                  8420
AMAZON NOTE CONV            CONV CORPORATE 023135AF3    637813    650000           XX                650000
SUB DEB                     BONDS
AMGEN INC                   COMMON STOCK   031162100    933115     13660           XX                 13660
ANALOG DEVICES, INC.        COMMON STOCK   032654105    220229      6700           XX                  6700
APTARGROUP INC              COMMON STOCK   038336103    498888      8450           XX                  8450
AUTOMATIC DATA PROCESSING   COMMON STOCK   053015103    703783     14290           XX                 14290
B P PLC ADR                 COMMON STOCK   055622104    954766     14229           XX                 14229
CANADIAN NATIONAL           COMMON STOCK   136375102    680950     15825           XX                 15825
RAILWAY CO
CATERPILLAR INC             COMMON STOCK   149123101    490640      8000           XX                  8000
CHEVRON CORP                COMMON STOCK   166764100    215811      2935           XX                  2935
E I DU PONT DE NEMOURS & CO COMMON STOCK   263534109    327818      6730           XX                  6730
E M C CORP                  COMMON STOCK   268648102    324126     24555           XX                 24555
EMERSON ELECTRIC CO         COMMON STOCK   291011104    493808     11200           XX                 11200
ENCANA CORP                 COMMON STOCK   292505104    695453     15135           XX                 15135
EXXON MOBIL CORP            COMMON STOCK   30231G102   2155525     28129           XX                 28129
GENERAL ELECTRIC CO         COMMON STOCK   369604103   2434167     65417           XX                 65417

403623

AS OF DECEMBER 31, 2006  FORM 13F  SEC FILE # STEPHEN W KIDDER\28-11134

                                                              ITEM 5:
                                        ITEM 3:    ITEM 4:   SHARES OR   ITEM 6:
ITEM 1:                    ITEM 2:       CUSIP   FAIR MARKET PRINCIPAL INVESTMENT  ITEM 7:      ITEM 8:
NAME OF ISSUER          TITLE OF CLASS  NUMBER      VALUE     AMOUNT   DISCRETION  MANAGERS VOTING AUTHORITY
--------------          -------------- --------- ----------- --------- ----------- -------- ----------------
                                                                       (A) (B) (C)          (A)   (B)   (C)
                                                                                            SOLE SHARED NONE
HEWLETT PACKARD CO       COMMON STOCK  428236103    407781      9900           XX                 9900
INTEL CORPORATION        COMMON STOCK  458140100   1478959     73035           XX                73035
JOHNSON & JOHNSON        COMMON STOCK  478160104   1647529     24955           XX                24955
LINCOLN NATL CORP IND    COMMON STOCK  534187109    765260     11525           XX                11525
MERCK & CO INC           COMMON STOCK  589331107    867640     19900           XX                19900
MICROSOFT CORP           COMMON STOCK  594918104    791290     26500           XX                26500
NOKIA CORP ADR A         COMMON STOCK  654902204    390652     19225           XX                19225
NOVARTIS AG ADR          COMMON STOCK  66987V109    381114      6635           XX                 6635
NOVO NORDISK A/S ADR     COMMON STOCK  670100205    250890      3000           XX                 3000
PEPSICO INC              COMMON STOCK  713448108    278348      4450           XX                 4450
PFIZER INC               COMMON STOCK  717081103    239575      9250           XX                 9250
PROCTER & GAMBLE CO      COMMON STOCK  742718109   1641070     25534           XX                25534
ROCKWELL AUTOMATION INC  COMMON STOCK  773903109    256536      4200           XX                 4200
ROCKWELL COLLINS INC     COMMON STOCK  774341101    265818      4200           XX                 4200
SCHLUMBERGER LTD         COMMON STOCK  806857108    200091      3168           XX                 3168
TARGET CORP              COMMON STOCK  87612E106    229912      4030           XX                 4030
3 M COMPANY              COMMON STOCK  88579Y101    986983     12665           XX                12665
UNION PACIFIC CORP       COMMON STOCK  907818108    220848      2400           XX                 2400

403623

AS OF DECEMBER 31, 2006  FORM 13F  SEC FILE # STEPHEN W KIDDER\28-11134

                                                                  ITEM 5:
                                                       ITEM 4:   SHARES OR   ITEM 6:
ITEM 1:                     ITEM 2:       ITEM 3:    FAIR MARKET PRINCIPAL INVESTMENT  ITEM 7:      ITEM 8:
NAME OF ISSUER           TITLE OF CLASS CUSIP NUMBER    VALUE     AMOUNT   DISCRETION  MANAGERS VOTING AUTHORITY
--------------           -------------- ------------ ----------- --------- ----------- -------- ----------------
                                                                           (A) (B) (C)          (A)   (B)   (C)
                                                                                                SOLE SHARED NONE
UNITED NATURAL FOODS INC  COMMON STOCK   911163103       219112    6100            XX                 6100
WYETH                     COMMON STOCK   983024100       448096    8800            XX                 8800
ZIMMER HOLDINGS INC       COMMON STOCK   98956P102       286871    3660            XX                 3660
AGGREGATE TOTAL                                      24,716,835

403623